Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss for the year	$ (105,865)	$ (142,869)	$ (20,910)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(5,485)	(13,190)	(2,441)
Comprehensive loss for the year	(111,350)	(156,059)	(23,351)
Net loss attributable to redeemable non-controlling interest	1,237	282
Foreign currency translation adjustment attributable to redeemable non-controlling interest	143	(170)
Comprehensive loss attributable to Despegar.com, Corp.	$ (109,970)	$ (155,947)	$ (23,351)